Subsequent Events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Aug. 08, 2012
Subsequent Events [Abstract]
Dividend date declared	Aug. 08, 2012
Cash dividend payable, per share		$ 0.1
Cash dividend payable		$ 1.7
Dividend date to be paid	Sep. 05, 2012